INCOME TAX (Details 2) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax
Recovery of income tax calculated at the statutory rate of 12% (2018 - 12%; 2017 - 12.63%)	$ (298,306)	$ (289,340)	$ (62,756)
Deferred tax assets not recognized	(39,649)	289,340	36,948
Impact of change in substantively enacted tax rates on opening deferred tax assets	71,680	0	25,808
Other permanent differences	266,275	0	0
Income tax expense	$ 0	$ 0	$ 0